Credit Agreement - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Jun. 30, 2012 Term A Loan	Sep. 30, 2012 Term A Loan	Mar. 19, 2012 Term A Loan	Jun. 30, 2012 Term B Loan	Jun. 30, 2012 Term B Loan	Sep. 30, 2012 Term B Loan	Mar. 19, 2012 Term B Loan	Sep. 30, 2012 Term B Loan Series A Preferred Stock	Mar. 19, 2012 Revolving credit facility	Mar. 19, 2012 Term A, Term B and revolving credit facility	Sep. 30, 2012 Term A, Term B and revolving credit facility	Mar. 19, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock	Sep. 30, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock	Sep. 30, 2012 Line of Credit	Dec. 31, 2011 Line of Credit	Dec. 31, 2010 Line of Credit
Line of Credit Facility [Line Items]
Recapitalized amount under credit agreement						$ 57,000,000				$ 79,500,000		$ 11,000,000
Amendment of agreement to increase Term B Loan							99,000,000
Cash and cash equivalents													14,500,000	14,500,000
Repayments of notes payable and line of credit			103,400,000
Redemption of shares											1,399,000				3,897,000	3,897,000
Payment of accrued dividends											16,300,000		44,000,000	44,000,000
Fees paid in conjunction with the credit agreement											800,000		6,500,000	6,500,000
Agent fee to an entity associated with majority stockholders	200,000	1,500,000									200,000		1,500,000	1,500,000
Grant of common stock to investment bank acting as advisor		215,044											215,044	215,000
Value of granted shares to investment bank		2,800,000	2,800,000										1,200,000	2,800,000
Remaining proceeds from borrowings			2,300,000
Line of credit balance			4,500,000															8,198,000	8,198,000
Interest rate terms					Interest either at Prime (subject to a 2.50% floor) +4.25% or LIBOR (subject to a 1.50% floor) +5.25%, which was 6.75%				Interest at Prime +4.75% (subject to a 2.50% floor) or LIBOR (subject to a 1.50% floor) +5.75% which was 7.25%								Interest at Prime + 4.25% or LIBOR + 5.25%, which was 7.5%
Quarterly payments of principal				2,500,000				200,000
Expiry date of line of credit					Mar. 19, 2017				Mar. 19, 2018								Mar. 19, 2017	Mar. 30, 2012	Mar. 30, 2012
Line of credit maximum borrowings capacity																	11,000,000	10,000,000	10,000,000
Borrowing under line of credit																	0
Letter of credit outstanding																	1,400,000	1,400,000	1,410,000
Remaining borrowing capacity under the line of credit																	9,600,000	402,000	392,000
Capitalized debt issuance costs	800,000	5,000,000
Payments to third parties for legal and other services	40,000	800,000
Grant of shares based on price		$ 13
Accumulated amortization of debt issuance costs			600,000
Payments of debt extinguishment costs			3,700,000
Fees paid to lenders			3,300,000
unamortized debt issuance costs			$ 300,000